Retirement Benefits - Plan Asssets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) hedge_fund	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Maximum average weighted maturity (in years)	10 years
Number of separate hedge-fund investments | hedge_fund	30
Long duration - mutual fund(d)
Defined Benefit Plan Disclosure [Line Items]
Portfolio duration (in years)	10 years
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 728.5	$ 721.4	$ 786.3
% Actual Allocation	100.00%	100.00%
% Target Allocation	100.00%	100.00%
Postretirement cost:	4.50%	4.10%	5.00%
Benefit obligation at year end:	4.30%	4.50%	4.10%
Expected return on assets	7.50%	7.50%	8.00%
U.S. Plans | Cash, cash equivalents and receivables
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 4.0	$ 4.2
% Actual Allocation	0.00%	1.00%
% Target Allocation	0.00%	0.00%
U.S. Plans | U.S. large-cap(a)
Defined Benefit Plan Disclosure [Line Items]
% Actual Allocation	13.00%	11.00%
% Target Allocation	14.00%	12.00%
U.S. Plans | U.S. large-cap(a) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 94.1	$ 80.1
U.S. Plans | U.S. small/mid-cap(a)
Defined Benefit Plan Disclosure [Line Items]
% Actual Allocation	6.00%	4.00%
% Target Allocation	6.00%	5.00%
U.S. Plans | U.S. small/mid-cap(a) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 40.6	$ 30.0
U.S. Plans | International(a)
Defined Benefit Plan Disclosure [Line Items]
% Actual Allocation	11.00%	9.00%
% Target Allocation	12.00%	10.00%
U.S. Plans | International(a) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 80.1	$ 66.1
U.S. Plans | Emerging markets(a)
Defined Benefit Plan Disclosure [Line Items]
% Actual Allocation	1.00%	1.00%
% Target Allocation	2.00%	2.00%
U.S. Plans | Emerging markets(a) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 9.9	$ 8.6
U.S. Plans | Dynamic asset allocation(c)
Defined Benefit Plan Disclosure [Line Items]
% Actual Allocation	4.00%	4.00%
% Target Allocation	4.00%	4.00%
U.S. Plans | Dynamic asset allocation(c) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 26.6	$ 23.9
U.S. Plans | U.S. managed volatility equities(n)
Defined Benefit Plan Disclosure [Line Items]
% Actual Allocation	0.00%	0.00%
% Target Allocation	0.00%	5.00%
U.S. Plans | U.S. managed volatility equities(n) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 0.0	$ 0.0
U.S. Plans | Long duration - mutual fund(d)
Defined Benefit Plan Disclosure [Line Items]
% Actual Allocation	48.00%	50.00%
% Target Allocation	48.00%	48.00%
U.S. Plans | Long duration - mutual fund(d) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 282.6	$ 290.0
U.S. Plans | Long duration - Treasury strips(d) | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 65.3	$ 71.7
U.S. Plans | High yield(e)
Defined Benefit Plan Disclosure [Line Items]
% Actual Allocation	1.00%	1.00%
% Target Allocation	2.00%	2.00%
U.S. Plans | High yield(e) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 10.5	$ 9.0
U.S. Plans | Emerging markets(f)
Defined Benefit Plan Disclosure [Line Items]
% Actual Allocation	1.00%	1.00%
% Target Allocation	2.00%	2.00%
U.S. Plans | Emerging markets(f) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 9.7	$ 9.0
U.S. Plans | Hedge fund of funds(g) (m)
Defined Benefit Plan Disclosure [Line Items]
% Actual Allocation	0.00%	5.00%
% Target Allocation	0.00%	0.00%
U.S. Plans | Hedge fund of funds(g) (m) | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 0.0	$ 36.6
U.S. Plans | Core property(h) (m)
Defined Benefit Plan Disclosure [Line Items]
% Actual Allocation	8.00%	7.00%
% Target Allocation	5.00%	5.00%
U.S. Plans | Core property(h) (m) | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 56.9	$ 51.5
U.S. Plans | Structured credit(i) (m)
Defined Benefit Plan Disclosure [Line Items]
% Actual Allocation	7.00%	6.00%
% Target Allocation	5.00%	5.00%
U.S. Plans | Structured credit(i) (m) | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 48.2	$ 40.7
UMWA Plans
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 217.6	$ 227.4	$ 264.6
% Actual Allocation	100.00%	100.00%
% Target Allocation	100.00%	100.00%
Postretirement cost:	4.40%	4.00%	4.70%
Benefit obligation at year end:	4.10%	4.40%	4.00%
UMWA Plans | Cash, cash equivalents and receivables
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 0.0	$ 1.6
% Actual Allocation	0.00%	1.00%
% Target Allocation	0.00%	0.00%
UMWA Plans | U.S. large-cap(a)
Defined Benefit Plan Disclosure [Line Items]
% Actual Allocation	21.00%	21.00%
% Target Allocation	22.00%	22.00%
UMWA Plans | U.S. large-cap(a) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 45.5	$ 47.5
UMWA Plans | U.S. small/mid-cap(a)
Defined Benefit Plan Disclosure [Line Items]
% Actual Allocation	9.00%	9.00%
% Target Allocation	10.00%	10.00%
UMWA Plans | U.S. small/mid-cap(a) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 19.9	$ 20.2
UMWA Plans | International(a)
Defined Benefit Plan Disclosure [Line Items]
% Actual Allocation	19.00%	18.00%
% Target Allocation	19.00%	19.00%
UMWA Plans | International(a) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 40.1	$ 40.5
UMWA Plans | Emerging markets(a)
Defined Benefit Plan Disclosure [Line Items]
% Actual Allocation	4.00%	4.00%
% Target Allocation	4.00%	4.00%
UMWA Plans | Emerging markets(a) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 8.2	$ 9.0
UMWA Plans | Dynamic asset allocation(c)
Defined Benefit Plan Disclosure [Line Items]
% Actual Allocation	7.00%	7.00%
% Target Allocation	7.00%	7.00%
UMWA Plans | Dynamic asset allocation(c) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 14.9	$ 15.9
UMWA Plans | High yield(e)
Defined Benefit Plan Disclosure [Line Items]
% Actual Allocation	2.00%	3.00%
% Target Allocation	2.00%	2.00%
UMWA Plans | High yield(e) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 4.4	$ 6.9
UMWA Plans | Emerging markets(f)
Defined Benefit Plan Disclosure [Line Items]
% Actual Allocation	4.00%	4.00%
% Target Allocation	4.00%	4.00%
UMWA Plans | Emerging markets(f) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 8.1	$ 9.0
UMWA Plans | Multi asset real return(j)
Defined Benefit Plan Disclosure [Line Items]
% Actual Allocation	5.00%	6.00%
% Target Allocation	5.00%	5.00%
UMWA Plans | Multi asset real return(j) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 10.6	$ 14.7
UMWA Plans | Hedge fund of funds(g) (m)
Defined Benefit Plan Disclosure [Line Items]
% Actual Allocation	0.00%	3.00%
% Target Allocation	0.00%	0.00%
UMWA Plans | Hedge fund of funds(g) (m) | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 0.0	$ 6.4
UMWA Plans | Core property(h) (m)
Defined Benefit Plan Disclosure [Line Items]
% Actual Allocation	11.00%	14.00%
% Target Allocation	10.00%	10.00%
UMWA Plans | Core property(h) (m) | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 24.9	$ 32.9
UMWA Plans | Structured credit(i) (m)
Defined Benefit Plan Disclosure [Line Items]
% Actual Allocation	7.00%	6.00%
% Target Allocation	5.00%	5.00%
UMWA Plans | Structured credit(i) (m) | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 16.1	$ 13.6
UMWA Plans | Global private equity(k) (m)
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 8.6	$ 3.2
% Actual Allocation	4.00%	1.00%
% Target Allocation	7.00%	7.00%
UMWA Plans | Energy debt(l) (m)
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 16.3	$ 6.0
% Actual Allocation	7.00%	3.00%
% Target Allocation	5.00%	5.00%
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 173.4	$ 164.8	$ 179.3
% Actual Allocation	100.00%	100.00%
% Target Allocation	100.00%	100.00%
Postretirement cost:	5.10%	5.10%	6.30%
Benefit obligation at year end:	3.70%	5.10%	5.10%
Expected return on assets	5.65%	5.58%	5.83%
Non-U.S. Plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 156.0	$ 149.1
Non-U.S. Plans | Cash, cash equivalents and receivables
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 0.9	$ 0.8
% Actual Allocation	0.00%	0.00%
% Target Allocation	0.00%	0.00%
Non-U.S. Plans | Equity securities:
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 91.2	$ 86.1
% Actual Allocation	53.00%	52.00%
% Target Allocation	53.00%	60.00%
Non-U.S. Plans | U.S. equity funds(a)
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 25.5	$ 24.5
Non-U.S. Plans | Canadian equity funds(a)
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	33.9	28.6
Non-U.S. Plans | European equity funds(a)
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	4.5	9.5
Non-U.S. Plans | Asia Pacific equity funds(a)
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	0.0	1.8
Non-U.S. Plans | Emerging markets(a)
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	4.6	4.5
Non-U.S. Plans | Other non-U.S. equity funds(a)
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	22.7	17.2
Non-U.S. Plans | Fixed-income securities:
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 79.8	$ 76.6
% Actual Allocation	46.00%	47.00%
% Target Allocation	46.00%	38.00%
Non-U.S. Plans | Long duration - mutual fund(d)
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 63.1	$ 60.8
Non-U.S. Plans | High yield(e)
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	1.2	1.2
Non-U.S. Plans | Emerging markets(f)
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	1.4	1.2
Non-U.S. Plans | Global credit(b)
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	0.0	0.4
Non-U.S. Plans | European fixed-income funds(c)
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	14.1	13.0
Non-U.S. Plans | Other types of investments:
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 1.5	$ 1.3
% Actual Allocation	1.00%	1.00%
% Target Allocation	1.00%	2.00%
Non-U.S. Plans | Other
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 1.5	$ 1.3
Black Lung and Other Plans
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 0.0	$ 0.0	$ 0.0
Postretirement cost:	4.20%	3.70%	4.40%
Benefit obligation at year end:	3.90%	4.20%	3.70%
Retirement benefits other than pension
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 217.6	$ 227.4	$ 264.6
Postretirement cost:	4.40%	4.10%	4.70%
Benefit obligation at year end:	4.20%	4.40%	4.10%
Expected return on assets	8.25%	8.25%	8.25%
Total
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value	$ 901.9	$ 886.2	$ 965.6
Minimum
Defined Benefit Plan Disclosure [Line Items]
Maximum average weighted maturity (in years)	5 years
Maximum
Defined Benefit Plan Disclosure [Line Items]
Maximum average weighted maturity (in years)	7 years